Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Amendment Flag	false